SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Jan. 02, 2022 shares $ / shares	Jan. 02, 2022 shares $ / shares $ / shares	Jan. 03, 2021 shares $ / shares	Jan. 03, 2021 shares $ / shares $ / shares	Jan. 03, 2021 $ / shares	Dec. 29, 2019 $ / shares	Dec. 29, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)	(68,000)	(68,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		$ 29.01
Granted (in shares)			1,387,000	1,387,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 26.43
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	1,463,000	1,463,000	1,550,000	1,550,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 36.85	$ 36.85	$ 36.33	$ 36.33		$ 35.65
Exercised (in shares)	(227,000)	(227,000)	(87,000)	(87,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 33.48		$ 24.22
Number, outstanding, end of fiscal period (in shares)	1,236,000	1,236,000	1,463,000	1,463,000
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	2,056,000	2,056,000	669,000	669,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)	$ 27.21	$ 27.21			$ 27.27		$ 29.01
Number, outstanding, end of fiscal period (in shares)	1,988,000	1,988,000	2,056,000	2,056,000